Inventory (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Inventory impairment					$ 958,575
Inventory						958,575
Research and development	$ 106,491	$ 54,078	$ 172,678	$ 339,224	$ 491,829	1,160,771
Commercial Product Research and Development [Member]
Research and development						28,099
Germany [Member]
Inventory						$ 924,452